Operating segments (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure of operating segments [abstract]
Summary of operating segments

	2023	2022	2021

RxCrossroads	$81,392	$78,744	$68,917

Others	372	1,313	906

	$81,764	$80,057	$69,823